Domini Impact International Equity Fund

Portfolio of Investments

October 31, 2020 (Unaudited)

Country/Security	Industry	Shares	Value

Common Stocks – 97.6%

Australia – 4.8%

BlueScope Steel, Ltd.	Materials	1,050,332	$10,838,522

Fortescue Metals Group, Ltd.	Materials	1,496,148	18,286,184

Harvey Norman Holdings, Ltd.	Retailing	1,714,494	5,358,403

JB Hi-Fi, Ltd.	Retailing	121,329	4,050,516

Magellan Financial Group, Ltd.	Diversified Financials	335,995	13,010,631

Mirvac Group	Real Estate	6,693	9,916

			51,554,172

Austria – 0.1%

Raiffeisen Bank International AG (a)	Banks	61,016	881,120

			881,120

Belgium – 1.6%

Ageas SA	Insurance	186,584	7,514,845

UCB SA	Pharmaceuticals, Biotechnology & Life Sciences	99,444	9,823,919

			17,338,764

Brazil – 0.5%

Raia Drogasil SA	Food & Staples Retailing	2,380	9,931

WEG SA	Capital Goods	375,900	4,943,548

			4,953,479

Chile – 0.1%

Antofagasta PLC	Materials	88,909	1,183,242

			1,183,242

China – 1.9%

China Life Insurance Co., Ltd., Class H	Insurance	2,201,000	4,800,962

Hengan International Group Co., Ltd.	Household & Personal Products	262,500	1,830,528

Li Ning Co., Ltd.	Consumer Durables & Apparel	321,142	1,673,266

Tingyi Cayman Islands Holding Corp.	Food, Beverage & Tobacco	2,332,000	4,266,083

Yangzijiang Shipbuilding Holdings, Ltd.	Capital Goods	2,822,300	1,900,734

Zhongsheng Group Holdings, Ltd.	Retailing	812,000	5,788,002

			20,259,575

Denmark – 1.4%

Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	68,529	4,370,171

Pandora A/S	Consumer Durables & Apparel	30,261	2,400,795

Rockwool International A/S, Class B	Capital Goods	5,590	2,188,213

Vestas Wind Systems A/S	Capital Goods	34,343	5,892,530

			14,851,709

Finland – 2.7%

Nordea Bank Abp (a)	Banks	1,956,011	14,675,839

Orion Oyj, Class B	Pharmaceuticals, Biotechnology & Life Sciences	179,558	7,686,327

Valmet Oyj	Capital Goods	273,177	6,521,009

			28,883,175

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

October 31, 2020 (Unaudited)

Country/Security	Industry	Shares	Value

France – 8.3%

Air France-KLM (a)	Transportation	725,639	$2,379,000

Alstom SA (a)	Capital Goods	196,882	8,798,077

BNP Paribas SA (a)	Banks	302,403	10,548,039

Carrefour SA	Food & Staples Retailing	461,247	7,169,879

CNP Assurances (a)	Insurance	136,184	1,536,232

Credit Agricole SA (a)	Banks	419,060	3,315,557

Eiffage SA (a)	Capital Goods	41,818	3,035,563

Kering SA	Consumer Durables & Apparel	18	10,879

Orange SA	Telecommunication Services	259,462	2,914,159

Sanofi	Pharmaceuticals, Biotechnology & Life Sciences	190,310	17,186,668

Sartorius Stedim Biotech	Pharmaceuticals, Biotechnology & Life Sciences	8,930	3,386,926

Schneider Electric SE	Capital Goods	239,813	29,143,807

			89,424,786

Germany – 7.5%

adidas AG (a)	Consumer Durables & Apparel	33	9,806

Allianz SE	Insurance	13,705	2,414,612

Delivery Hero SE (a)	Retailing	27,679	3,177,931

Deutsche Post AG	Transportation	521,812	23,140,051

Deutsche Telekom AG	Telecommunication Services	1,273,006	19,351,410

Evonik Industries AG	Materials	132,314	3,186,254

GEA Group AG	Capital Goods	188,541	6,280,188

LEG Immobilien AG	Real Estate	23,507	3,177,582

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	11,172	2,618,910

Siemens AG	Capital Goods	14,185	1,664,413

TeamViewer AG (a)	Software & Services	82,158	3,621,981

Telefonica Deutschland Holding AG	Telecommunication Services	786,922	1,985,168

United Internet AG	Telecommunication Services	147,577	5,176,203

Wacker Chemie AG	Materials	56,110	5,413,973

			81,218,482

Hong Kong – 2.5%

AIA Group, Ltd.	Insurance	102,600	976,166

Hong Kong Exchanges & Clearing, Ltd.	Diversified Financials	423,635	20,293,890

Swire Properties, Ltd.	Real Estate	649,800	1,743,200

Techtronic Industries Co., Ltd.	Capital Goods	125,000	1,683,158

Xinyi Glass Holdings, Ltd.	Automobiles & Components	1,190,000	2,612,492

			27,308,906

Hungary – 0.3%

Richter Gedeon Nyrt	Pharmaceuticals, Biotechnology & Life Sciences	163,699	3,342,344

			3,342,344

India – 0.6%

Cipla, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	207,827	2,118,864

Dr Reddy’s Laboratories, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	67,099	4,417,542

			6,536,406

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

October 31, 2020 (Unaudited)

Country/Security	Industry	Shares	Value

Ireland – 0.5%

Cimpress (a)	Commercial & Professional Services	31,364	$2,302,118

CRH PLC	Materials	30,748	1,076,111

Smurfit Kappa Group PLC	Materials	47,111	1,775,404

			5,153,633

Israel – 0.9%

Check Point Software Technologies, Ltd. (a)	Software & Services	86,728	9,848,832

			9,848,832

Italy – 3.1%

A2A S.p.A	Utilities	1,265,373	1,607,285

Banco BPM SpA (a)	Banks	2,214,671	4,012,556

Buzzi Unicem SpA	Materials	258,385	5,591,837

Intesa Sanpaolo SpA (a)	Banks	9,288,341	15,422,251

Nexi SpA (a)	Software & Services	86,582	1,333,081

Terna Rete Elettrica Nazionale SpA	Utilities	840,360	5,674,904

			33,641,914

Japan – 25.4%

Alps Alpine Co., Ltd.	Technology Hardware & Equipment	282,000	4,074,540

Benesse Holdings, Inc.	Consumer Services	107,900	2,547,600

Brother Industries, Ltd.	Technology Hardware & Equipment	500	7,738

Central Japan Railway Co.	Transportation	34,362	4,161,180

Cosmos Pharmaceutical Corp.	Food & Staples Retailing	29,200	4,966,663

Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	286,341	5,342,276

Dai-ichi Life Holdings, Inc.	Insurance	1,026,000	15,346,454

Eisai Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	150	11,680

Fancl Corp.	Household & Personal Products	204,186	6,443,631

GungHo Online Entertainment, Inc.	Media & Entertainment	257,514	6,407,964

Hachijuni Bank, Ltd. (The)	Banks	488,522	1,806,822

Hoya Corp.	Health Care Equipment & Services	104,869	11,852,737

Justsystems Corp.	Software & Services	33,200	2,174,619

K’s Holdings Corp.	Retailing	404,072	5,167,999

Lion Corp.	Household & Personal Products	118,300	2,415,877

Matsumotokiyoshi Holdings Co., Ltd.	Food & Staples Retailing	28,200	1,042,585

Medipal Holdings Corp.	Health Care Equipment & Services	299,857	5,353,141

Mitsubishi Estate Co., Ltd.	Real Estate	564,325	8,429,882

Mitsubishi Gas Chemical Co., Inc.	Materials	392,152	7,159,285

Mitsui Fudosan Co., Ltd.	Real Estate	165,600	2,823,944

MS&AD Insurance Group Holdings, Inc.	Insurance	86,510	2,370,876

Nikon Corp.	Consumer Durables & Apparel	134,127	818,630

Nintendo Co., Ltd.	Media & Entertainment	25,477	13,795,551

Nippon Electric Glass Co., Ltd.	Technology Hardware & Equipment	350,075	6,895,471

Nissan Motor Co., Ltd. (a)	Automobiles & Components	4,042,599	14,334,173

Nitori Holdings Co., Ltd.	Retailing	32,300	6,649,325

Nomura Holdings, Inc.	Diversified Financials	1,032,209	4,629,538

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

October 31, 2020 (Unaudited)

Country/Security	Industry	Shares	Value

Japan (Continued)

Nomura Real Estate Holdings, Inc.	Real Estate	430	$7,522

Nomura Research Institute, Ltd.	Software & Services	192,444	5,681,176

NTN Corp. (a)	Capital Goods	5,300	9,844

NTT Data Corp.	Software & Services	230,700	2,607,588

Ono Pharmaceutical Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	176,500	5,042,165

Open House Co., Ltd.	Real Estate	43,200	1,473,234

ORIX Corp.	Diversified Financials	630	7,379

Otsuka Holdings Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	306,486	11,368,010

Panasonic Corp.	Consumer Durables & Apparel	1,332,700	12,329,110

Sawai Pharmaceutical Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	41,400	1,998,422

Seiko Epson Corp.	Technology Hardware & Equipment	369,800	4,301,111

Seino Holdings Co., Ltd.	Transportation	455,920	5,900,299

Sekisui House, Ltd.	Consumer Durables & Apparel	258,100	4,294,251

Shimamura Co., Ltd.	Retailing	59,491	6,351,783

Sony Corp.	Consumer Durables & Apparel	170	14,193

Sugi Holdings Co., Ltd.	Food & Staples Retailing	36,900	2,440,308

Sumitomo Realty & Development Co., Ltd.	Real Estate	61,300	1,642,779

Sundrug Co., Ltd.	Food & Staples Retailing	187,194	6,961,154

T&D Holdings, Inc.	Insurance	108,600	1,086,966

TDK Corp.	Technology Hardware & Equipment	14,300	1,684,182

TIS, Inc.	Software & Services	454,362	8,702,622

Toho Gas Co., Ltd.	Utilities	98,700	5,102,624

Toppan Printing Co., Ltd.	Commercial & Professional Services	400,098	5,095,347

Toyo Seikan Group Holdings, Ltd.	Materials	137,427	1,285,804

Trend Micro, Inc.	Software & Services	109,100	6,120,310

Tsuruha Holdings, Inc.	Food & Staples Retailing	7,600	1,065,768

Yamada Denki Co., Ltd.	Retailing	1,071,600	5,232,649

Yamato Holdings Co., Ltd.	Transportation	534,400	14,166,791

Yamazaki Baking Co., Ltd.	Food, Beverage & Tobacco	256,700	4,222,760

			273,226,332

Jordan – 0.7%

Hikma Pharmaceuticals PLC	Pharmaceuticals, Biotechnology & Life Sciences	248,250	8,055,896

			8,055,896

Mexico – 0.4%

Gruma SAB de C.V., Class B	Food, Beverage & Tobacco	437,345	4,653,297

			4,653,297

Netherlands – 3.8%

Akzo Nobel NV	Materials	107,581	10,349,802

ASM International NV	Semiconductors & Semiconductor Equipment	45,029	6,432,630

Euronext N.V	Diversified Financials	15,761	1,641,340

Koninklijke Ahold Delhaize NV	Food & Staples Retailing	816,398	22,386,010

			40,809,782

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

October 31, 2020 (Unaudited)

Country/Security	Industry	Shares	Value

Norway – 0.5%

Orkla ASA	Food, Beverage & Tobacco	629,202	$5,931,966

			5,931,966

Panama – 0.2%

Copa Holdings SA, Class A	Transportation	40,297	1,985,836

			1,985,836

Poland – 0.5%

CD Projekt SA (a)	Media & Entertainment	59,990	5,087,274

			5,087,274

Singapore – 0.8%

Mapletree Logistics Trust	Real Estate	5,932,600	8,477,466

			8,477,466

South Africa – 0.5%

Clicks Group, Ltd	Food & Staples Retailing	385,573	5,598,951

			5,598,951

South Korea – 0.3%

LG Electronics, Inc	Consumer Durables & Apparel	44,989	3,344,457

			3,344,457

Spain – 0.7%

Acerinox SA (a)	Materials	301,748	2,395,770

Banco Bilbao Vizcaya Argentaria SA	Banks	1,837,581	5,302,608

Banco Santander SA (a)	Banks	2,078	4,162

			7,702,540

Sweden – 5.3%

Essity AB, Class B	Household & Personal Products	191,752	5,548,220

Getinge AB, Class B	Health Care Equipment & Services	367,724	7,197,800

Hennes & Mauritz AB, Class B	Retailing	996,002	16,188,396

Husqvarna AB, Class B	Consumer Durables & Apparel	248,805	2,564,785

Kinnevik AB, Class B (a)	Diversified Financials	98,299	4,023,995

L E Lundbergforetagen AB, Class B (a)	Diversified Financials	47,711	2,143,751

Sandvik AB (a)	Capital Goods	840,224	14,972,439

Telefonaktiebolaget LM Ericsson, Class B	Technology Hardware & Equipment	350,496	3,911,909

			56,551,295

Switzerland – 10.6%

ABB, Ltd.	Capital Goods	158,445	3,846,347

Adecco Group AG	Commercial & Professional Services	330,590	16,217,201

Chocoladefabriken Lindt & Spruengli AG	Food, Beverage & Tobacco	201	1,594,317

Logitech International SA	Technology Hardware & Equipment	162,578	13,683,030

Lonza Group AG	Pharmaceuticals, Biotechnology & Life Sciences	29,393	17,817,286

Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	475,869	37,097,123

Partners Group Holding AG	Diversified Financials	1,767	1,591,534

Sonova Holding AG (a)	Health Care Equipment & Services	4,892	1,161,710

STMicroelectronics NV	Semiconductors & Semiconductor Equipment	490,507	14,965,089

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

October 31, 2020 (Unaudited)

Country/Security	Industry	Shares	Value

Switzerland (Continued)

Swiss Life Holding AG	Insurance	6,077	$2,045,125

Swisscom AG	Telecommunication Services	7,079	3,601,957

			113,620,719

Taiwan – 1.8%

Cathay Financial Holding Co., Ltd.	Insurance	1,199,000	1,611,137

Lite-On Technology Corp.	Technology Hardware & Equipment	1,700,447	2,769,887

Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	480,277	4,488,254

Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	83,000	1,033,967

United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	5,169,259	5,555,664

Wistron Corp.	Technology Hardware & Equipment	2,609,000	2,608,325

Yageo Corp.	Technology Hardware & Equipment	80,000	996,623

			19,063,857

United Kingdom – 6.9%

Avast PLC	Software & Services	893,282	5,478,849

Aviva PLC	Insurance	445,825	1,484,213

Berkeley Group Holdings PLC	Consumer Durables & Apparel	180,957	9,496,054

ConvaTec Group PLC	Health Care Equipment & Services	1,575,228	3,680,387

GlaxoSmithKline PLC	Pharmaceuticals, Biotechnology & Life Sciences	274,440	4,573,890

Inchcape PLC (a)	Retailing	320,528	2,052,130

J Sainsbury PLC	Food & Staples Retailing	1,004,544	2,617,027

Legal & General Group PLC	Insurance	700,472	1,676,215

Liberty Global PLC, Class A (a)	Telecommunication Services	138,760	2,633,665

M&G PLC	Diversified Financials	1,405,374	2,668,096

Persimmon PLC	Consumer Durables & Apparel	259,497	7,841,509

Segro PLC	Real Estate	278,493	3,247,827

Standard Life Aberdeen PLC	Diversified Financials	1,874,406	5,451,059

Taylor Wimpey PLC (a)	Consumer Durables & Apparel	2,419,667	3,308,774

Unilever PLC	Household & Personal Products	237	13,480

Vodafone Group PLC	Telecommunication Services	11,464,640	15,263,961

Wm Morrison Supermarkets PLC	Food & Staples Retailing	1,377,479	2,902,073

			74,389,209

United States – 2.4%

Ferguson PLC	Capital Goods	144,804	14,354,318

Jazz Pharmaceuticals PLC (a)	Pharmaceuticals, Biotechnology & Life Sciences	45,301	6,527,874

QIAGEN N.V. (a)	Pharmaceuticals, Biotechnology & Life Sciences	98,148	4,656,141

			25,538,333

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

October 31, 2020 (Unaudited)

Country/Security	Industry	Shares	Value

United States (Continued)

Rights – 0.0%

Singapore – 0.0%

Mapletree Logistics Trust, Exp. 12/11/20 (a)(b)		112,719	$2,674

			2,674

Total Investments – 97.6% (Cost $1,014,859,079)			1,050,420,423

Other Assets, less liabilities – 2.4%			25,638,539

Net Assets – 100.0%			$1,076,058,962

(a)	Non-income producing security.

(b)	Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

See Notes to Portfolio of Investments

Domini Impact Equity Fund

Portfolio of Investments

October 31, 2020 (Unaudited)

Security	Shares	Value

Long Term Investments – 99.9%

Common Stocks – 99.9%

Communication Services – 10.7%

Alphabet, Inc., Class A (a)	24,450	$39,513,889

AT&T, Inc	295,785	7,992,111

CenturyLink, Inc	46,100	397,382

Charter Communications, Inc., Class A (a)	5,858	3,537,178

Comcast Corp., Class A	188,221	7,950,455

Electronic Arts, Inc. (a)	12,018	1,440,117

Netflix, Inc. (a)	18,038	8,581,398

New York Times Co. (The), Class A	6,000	237,960

Omnicom Group, Inc	8,700	410,640

Take-Two Interactive Software, Inc. (a)	4,581	709,689

TELUS Corp	52,794	903,305

Verizon Communications, Inc	171,995	9,801,995

Walt Disney Co. (The)	74,993	9,092,901

		90,569,020

Consumer Discretionary – 13.6%

Advance Auto Parts, Inc	2,657	391,323

Amazon.com, Inc. (a)	17,719	53,797,542

Aptiv PLC	11,400	1,099,986

Best Buy Co., Inc	9,449	1,054,036

BorgWarner, Inc	8,800	307,824

Bright Horizons Family Solutions, Inc. (a)	2,400	379,320

Chegg, Inc. (a)	59,698	4,384,221

Chipotle Mexican Grill, Inc. (a)	1,117	1,342,053

Cie Generale des Etablissements Michelin SCA ADR	34,750	749,558

eBay, Inc	27,800	1,324,114

Fast Retailing Co., Ltd. ADR	22,653	1,580,953

Gap, Inc. (The)	12,345	240,110

Garmin, Ltd	5,646	587,297

Home Depot, Inc. (The)	44,651	11,908,868

Kohl’s Corp	6,912	147,157

Lowe’s Cos., Inc	31,341	4,955,012

NIKE, Inc., Class B	51,049	6,129,964

NVR, Inc. (a)	150	592,964

Sony Corp. ADR	50,855	4,254,529

Starbucks Corp	48,367	4,205,994

Target Corp	20,651	3,143,495

Tesla, Inc. (a)	31,465	12,209,679

Ulta Beauty, Inc. (a)	2,198	454,480

		115,240,479

Consumer Staples – 6.4%

Beyond Meat, Inc. (a)	25,642	3,652,190

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2020 (Unaudited)

Security	Shares	Value

Consumer Staples (Continued)

Campbell Soup Co	7,991	$372,940

Church & Dwight Co., Inc	10,112	893,800

Clorox Co. (The)	5,200	1,077,700

Colgate-Palmolive Co	35,225	2,778,900

Costco Wholesale Corp	18,003	6,438,233

Estee Lauder Cos., Inc. (The), Class A	8,677	1,905,990

General Mills, Inc	25,199	1,489,765

JM Smucker Co. (The)	4,746	532,501

Kimberly-Clark Corp	14,218	1,885,165

Kraft Heinz Co. (The)	26,623	814,397

Kroger Co. (The)	31,711	1,021,411

Lamb Weston Holdings, Inc	5,800	368,010

McCormick & Co., Inc	5,400	974,754

Mondelez International, Inc., Class A	58,547	3,110,017

Orkla ASA ADR	29,600	278,640

PepsiCo, Inc	57,431	7,654,978

Procter & Gamble Co. (The)	102,825	14,097,307

Sysco Corp	20,003	1,106,366

Unilever PLC ADR	45,485	2,584,912

Walgreens Boots Alliance, Inc	30,448	1,036,450

		54,074,426

Energy – 0.1%

Legrand SA ADR	55,100	814,378

		814,378

Financials – 8.9%

Aflac, Inc	27,715	940,924

AGNC Investment Corp	22,200	310,134

American Express Co	24,848	2,267,132

Annaly Capital Management, Inc	57,600	408,384

Bank of America Corp	317,154	7,516,550

Bank of Montreal	26,831	1,595,640

Bank of New York Mellon Corp. (The)	33,200	1,140,752

Bank of Nova Scotia (The)	49,966	2,076,587

BlackRock, Inc	5,934	3,555,712

Capital One Financial Corp	18,818	1,375,219

Cboe Global Markets, Inc	4,500	365,805

Charles Schwab Corp. (The)	47,778	1,964,154

Chubb, Ltd	16,387	2,128,835

Cincinnati Financial Corp	6,311	446,440

Citigroup, Inc	87,108	3,608,013

CME Group, Inc	14,598	2,200,211

Comerica, Inc	5,954	270,967

Discover Financial Services	12,600	819,126

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2020 (Unaudited)

Security	Shares	Value

Financials (Continued)

DNB ASA ADR (a)	35,948	$489,612

East West Bancorp, Inc	6,000	218,880

Equitable Holdings, Inc	16,100	345,989

Everest Re Group, Ltd	1,700	335,036

FactSet Research Systems, Inc	1,500	459,750

Federal Agricultural Mortgage Corp., Class C	29,018	1,874,273

Fifth Third Bancorp	30,556	709,510

First Republic Bank	7,000	882,980

Franklin Resources, Inc	12,700	238,125

Hartford Financial Services Group, Inc. (The)	14,693	565,974

Huntington Bancshares, Inc	43,800	457,272

Intercontinental Exchange, Inc	22,295	2,104,648

Invesco, Ltd	18,603	243,885

KeyCorp	39,200	508,816

London Stock Exchange Group PLC ADR	58,800	1,608,180

MarketAxess Holdings, Inc	1,500	808,275

Marsh & McLennan Cos., Inc	21,130	2,186,110

Moody’s Corp	6,614	1,738,821

Morgan Stanley	49,259	2,371,821

MSCI, Inc	3,405	1,191,205

Nasdaq, Inc	4,900	592,851

Northern Trust Corp	8,200	641,814

PNC Financial Services Group, Inc. (The)	17,249	1,929,818

Principal Financial Group, Inc	11,800	462,796

Progressive Corp. (The)	24,458	2,247,690

Prudential Financial, Inc	16,461	1,053,833

Raymond James Financial, Inc	5,400	412,776

Regions Financial Corp	41,028	545,672

Reinsurance Group of America, Inc	2,600	262,652

S&P Global, Inc	9,998	3,226,655

SEI Investments Co	5,900	289,985

Swiss Re AG ADR	45,393	816,166

T Rowe Price Group, Inc	9,211	1,166,665

Toronto-Dominion Bank (The)	74,617	3,300,310

Travelers Cos., Inc. (The)	10,516	1,269,386

Truist Financial Corp	56,202	2,367,228

US Bancorp	55,716	2,170,138

Voya Financial, Inc	5,000	239,650

Zions Bancorp NA	7,099	229,085

		75,554,917

Health Care – 14.6%

AbbVie, Inc	73,152	6,225,235

ABIOMED, Inc. (a)	1,800	453,384

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2020 (Unaudited)

Security	Shares	Value

Health Care (Continued)

Agilent Technologies, Inc	12,800	$1,306,752

Alcon, Inc. (a)	20,362	1,157,376

Alexion Pharmaceuticals, Inc. (a)	8,781	1,011,044

Align Technology, Inc. (a)	3,000	1,278,240

Amgen, Inc	24,319	5,275,764

Becton Dickinson and Co	12,151	2,808,461

Biogen, Inc. (a)	6,467	1,630,137

BioMarin Pharmaceutical, Inc. (a)	7,300	543,339

Bio-Rad Laboratories, Inc., Class A (a)	900	527,778

Bio-Techne Corp	1,600	403,856

BioTelemetry, Inc. (a)	86,865	3,698,712

Bristol-Myers Squibb Co	93,601	5,470,978

Bruker Corp	4,600	195,684

Cerner Corp	12,923	905,773

Cooper Cos., Inc. (The)	2,200	701,910

Danaher Corp	26,115	5,994,437

DENTSPLY SIRONA, Inc	9,416	444,341

DexCom, Inc. (a)	9,780	3,125,492

Edwards Lifesciences Corp. (a)	25,972	1,861,933

Gilead Sciences, Inc	51,846	3,014,845

GlaxoSmithKline PLC ADR	103,925	3,473,174

Guardant Health, Inc. (a)	3,300	351,978

Haemonetics Corp. (a)	2,051	207,336

Henry Schein, Inc. (a)	6,200	394,196

Hill-Rom Holdings, Inc	2,800	254,996

Hologic, Inc. (a)	60,203	4,143,170

IDEXX Laboratories, Inc. (a)	3,519	1,494,942

Illumina, Inc. (a)	6,049	1,770,542

Incyte Corp. (a)	7,700	667,128

Insulet Corp. (a)	2,700	600,075

Ionis Pharmaceuticals, Inc. (a)	5,300	248,835

Koninklijke Philips NV (a)	36,876	1,714,734

Merck & Co., Inc	105,535	7,937,287

Mettler-Toledo International, Inc. (a)	990	987,931

Moderna, Inc. (a)	13,500	910,845

Novo Nordisk A/S ADR	69,178	4,419,782

OraSure Technologies, Inc. (a)	310,261	4,635,299

PerkinElmer, Inc	4,400	570,020

Pfizer, Inc	230,770	8,187,720

Quest Diagnostics, Inc	5,715	698,030

Regeneron Pharmaceuticals, Inc. (a)	4,242	2,305,782

ResMed, Inc	6,046	1,160,469

Sanofi ADR	90,616	4,104,905

Seagen, Inc. (a)	22,104	3,686,947

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2020 (Unaudited)

Security	Shares	Value

Health Care (Continued)

STERIS PLC	3,600	$637,884

Stryker Corp	13,928	2,813,595

Teladoc Health, Inc. (a)	18,770	3,687,554

Teleflex, Inc	1,900	604,637

Thermo Fisher Scientific, Inc	16,388	7,753,491

United Therapeutics Corp. (a)	1,800	241,614

Varian Medical Systems, Inc. (a)	3,900	673,920

Veeva Systems, Inc., Class A (a)	5,606	1,513,900

Vertex Pharmaceuticals, Inc. (a)	10,743	2,238,412

Waters Corp. (a)	2,563	571,088

		123,697,689

Industrials – 7.7%

Alaska Air Group, Inc	5,100	193,239

Allegion PLC	3,900	384,150

Ameresco, Inc., Class A (a)	123,042	4,723,582

AO Smith Corp	5,800	299,802

Assa Abloy AB ADR	78,242	834,060

Brambles, Ltd. ADR	30,300	408,747

Carlisle Cos., Inc	2,400	297,288

CH Robinson Worldwide, Inc	5,800	512,894

Cintas Corp	3,600	1,132,380

Copart, Inc. (a)	8,800	971,168

CoStar Group, Inc. (a)	1,571	1,293,891

Cummins, Inc	6,041	1,328,355

Dai Nippon Printing Co., Ltd. ADR	18,200	168,168

Deere & Co	11,745	2,653,313

Deutsche Post AG ADR	41,137	1,816,199

Donaldson Co., Inc	5,200	247,000

Emerson Electric Co	24,826	1,608,477

Expeditors International of Washington, Inc	6,600	583,242

Fastenal Co	23,358	1,009,766

Flowserve Corp	5,300	154,336

Fortune Brands Home & Security, Inc	5,800	469,046

Graco, Inc	6,900	427,110

HD Supply Holdings, Inc. (a)	6,200	247,132

Hubbell, Inc	2,400	349,224

IAA, Inc. (a)	5,500	311,245

IDEX Corp	3,200	545,248

IHS Markit, Ltd	15,394	1,244,913

Illinois Tool Works, Inc	11,752	2,301,982

Ingersoll Rand, Inc. (a)	15,969	557,957

JB Hunt Transport Services, Inc	3,400	413,916

JetBlue Airways Corp. (a)	9,688	115,965

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2020 (Unaudited)

Security	Shares	Value

Industrials (Continued)

Johnson Controls International PLC	30,936	$1,305,809

KAR Auction Services, Inc	5,500	80,080

Lennox International, Inc	1,400	380,324

Makita Corp. ADR	10,500	480,060

Masco Corp	10,700	573,520

Middleby Corp. (The) (a)	2,400	238,896

MSC Industrial Direct Co., Inc., Class A	1,600	111,456

Nidec Corp. ADR	83,956	2,123,247

Nielsen Holdings PLC	15,500	209,405

Nordson Corp	2,100	406,203

Old Dominion Freight Line, Inc	4,400	837,628

Owens Corning	4,533	296,776

PACCAR, Inc	14,200	1,212,396

Pentair PLC	7,300	363,248

Robert Half International, Inc	4,751	240,828

Rockwell Automation, Inc	4,772	1,131,537

Roper Technologies, Inc	4,257	1,580,794

Schneider Electric SE ADR	110,800	2,700,196

Sensata Technologies Holding PLC (a)	6,100	266,631

Siemens AG ADR	67,536	4,344,591

Simpson Manufacturing Co., Inc	1,600	141,952

SKF AB ADR	18,000	367,740

Snap-on, Inc	2,300	362,319

Stanley Black & Decker, Inc	6,754	1,122,515

Sunrun, Inc. (a)	85,542	4,449,895

Thomson Reuters Corp	6,700	521,595

Toro Co. (The)	4,500	369,450

Trane Technologies PLC	9,707	1,288,604

Trex Co., Inc. (a)	4,600	319,884

United Parcel Service, Inc., Class B	29,293	4,602,223

United Rentals, Inc. (a)	2,900	517,041

Vestas Wind Systems A/S ADR	24,300	1,391,540

Watsco, Inc	1,300	291,382

Westinghouse Air Brake Technologies Corp	7,591	450,146

Wolters Kluwer NV ADR	22,145	1,793,081

WW Grainger, Inc	1,870	654,537

Xylem, Inc	7,700	670,978

		65,802,302

Information Technology – 32.3%

Adobe, Inc. (a)	19,861	8,879,853

Advanced Micro Devices, Inc. (a)	48,850	3,677,916

Apple, Inc	624,396	67,971,748

Applied Materials, Inc	37,502	2,221,243

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2020 (Unaudited)

Security	Shares	Value

Information Technology (Continued)

Atlassian Corp. PLC, Class A (a)	11,298	$2,164,923

Autodesk, Inc. (a)	17,033	4,011,953

Automatic Data Processing, Inc	16,368	2,585,489

Blackline, Inc. (a)	46,949	4,585,978

Broadcom, Inc	16,313	5,703,514

Cadence Design Systems, Inc. (a)	11,484	1,256,005

Cisco Systems, Inc	161,991	5,815,477

Cognizant Technology Solutions Corp., Class A	22,523	1,608,593

Cree, Inc. (a)	29,961	1,905,520

Enphase Energy, Inc. (a)	56,218	5,514,424

First Solar, Inc. (a)	85,004	7,399,173

Intel Corp	177,479	7,858,770

International Business Machines Corp	36,866	4,116,458

Intuit, Inc	10,422	3,279,595

KLA Corp	6,410	1,263,924

Lam Research Corp	6,000	2,052,480

Mastercard, Inc., Class A	36,552	10,550,369

Microsoft Corp	310,361	62,838,792

NetApp, Inc	9,708	426,084

NVIDIA Corp	24,577	12,321,925

Paychex, Inc	13,231	1,088,250

PayPal Holdings, Inc. (a)	48,900	9,101,757

Pluralsight, Inc., Class A (a)	228,302	3,584,341

salesforce.com, Inc. (a)	36,034	8,369,617

Square, Inc., Class A (a)	36,162	5,600,770

STMicroelectronics NV, Class Y	124,064	3,788,915

Synopsys, Inc. (a)	6,243	1,335,128

Texas Instruments, Inc	38,152	5,516,398

Universal Display Corp	23,031	4,567,278

VMware, Inc., Class A (a)	3,275	421,591

WEX, Inc. (a)	1,916	242,470

		273,626,721

Materials – 2.0%

Air Products and Chemicals, Inc	9,259	2,557,706

AptarGroup, Inc	2,500	285,225

Avery Dennison Corp	3,500	484,365

Ecolab, Inc	10,548	1,936,507

International Paper Co	15,800	691,250

Linde PLC	21,430	4,721,886

Novozymes A/S ADR	8,100	488,430

Nucor Corp	12,092	577,514

PPG Industries, Inc	9,842	1,276,704

Sherwin-Williams Co. (The)	3,464	2,383,163

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2020 (Unaudited)

Security	Shares	Value

Materials (Continued)

Sonoco Products Co	3,900	$190,671

Steel Dynamics, Inc	7,800	245,544

Vulcan Materials Co	5,644	817,477

Westrock Co	10,985	412,487

		17,068,929

Real Estate – 2.9%

Alexandria Real Estate Equities, Inc	5,186	785,783

American Tower Corp	18,309	4,204,662

Boston Properties, Inc	6,046	437,791

CBRE Group, Inc., Class A (a)	12,822	646,229

Crown Castle International Corp	17,522	2,736,936

Digital Realty Trust, Inc	11,192	1,615,006

Duke Realty Corp	15,500	588,845

Equinix, Inc	3,631	2,655,132

Extra Space Storage, Inc	5,300	614,535

Federal Realty Investment Trust	3,400	233,852

Host Hotels & Resorts, Inc	31,322	328,254

Iron Mountain, Inc	12,200	317,932

Kilroy Realty Corp	4,600	216,568

Mid-America Apartment Communities, Inc	4,900	571,487

Prologis, Inc	30,395	3,015,184

Public Storage	6,177	1,414,965

Realty Income Corp	14,121	817,041

Regency Centers Corp	7,085	252,155

SBA Communications Corp	4,607	1,337,735

UDR, Inc	12,169	380,159

Ventas, Inc	15,963	630,060

Welltower, Inc	17,671	950,170

		24,750,481

Utilities – 0.7%

Alliant Energy Corp	10,200	563,856

Avangrid, Inc	2,547	125,669

Consolidated Edison, Inc	13,761	1,080,101

Eversource Energy	14,158	1,235,569

National Grid PLC ADR	29,419	1,748,959

Red Electrica Corp. SA ADR	37,300	328,613

SSE PLC ADR	42,500	697,425

Terna Rete Elettrica Nazionale SpA ADR	20,500	411,640

		6,191,832

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2020 (Unaudited)

Security	Shares	Value

Utilities (Continued)

Rights – 0.0%

Health Care – 0.0%

Bristol-Myers Squibb Co., Exp. 3/31/21 (a)	19,993	$65,177

		65,177

Total Investments – 99.9% (Cost $571,355,439)		847,456,351

Other Assets, less liabilities – 0.1%		785,270

Net Assets – 100.0%		$848,241,621

(a) Non-income producing security.

Abbreviations

ADR — American Depositary Receipt

See Notes to Portfolio of Investments

Domini Sustainable Solutions Fund

Portfolio of Investments

October 31, 2020 (Unaudited)

Security	Shares	Value

Long Term Investments – 100.2%

Common Stocks – 100.2%

Communication Services – 2.0%

New York Times Co. (The), Class A	11,872	$470,843

		470,843

Consumer Discretionary – 10.4%

Chegg, Inc. (a)	9,478	696,064

MIPS AB	11,556	496,974

Oisix ra daichi, Inc. (a)	10,600	330,962

Tesla, Inc. (a)	2,321	900,641

		2,424,641

Consumer Staples – 2.7%

Beyond Meat, Inc. (a)	4,432	631,250

		631,250

Financials – 5.4%

Amalgamated Bank, Class A	20,587	228,516

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,613	612,532

Resona Holdings, Inc	122,200	403,488

		1,244,536

Health Care – 22.5%

BioMerieux	4,469	665,544

BioTelemetry, Inc. (a)	10,226	435,423

Cochlear, Ltd	1,308	195,045

DexCom, Inc. (a)	1,725	551,275

Emergent BioSolutions, Inc. (a)	2,538	228,344

GlaxoSmithKline PLC	41,297	688,267

Hologic, Inc. (a)	12,214	840,567

OraSure Technologies, Inc. (a)	42,554	635,757

Seagen, Inc. (a)	3,742	624,166

Teladoc Health, Inc. (a)	1,900	373,274

		5,237,662

Industrials – 19.0%

Ameresco, Inc., Class A (a)	21,640	830,760

Kurita Water Industries, Ltd	19,852	591,547

NEL ASA (a)	140,620	268,800

Sunrun, Inc. (a)	10,521	547,302

Sweco AB, Class B	13,528	680,521

Vestas Wind Systems A/S	4,453	764,040

Wolters Kluwer NV	9,227	747,207

		4,430,177

Information Technology – 36.2%

Atlassian Corp. PLC, Class A (a)	4,813	922,267

Autodesk, Inc. (a)	3,887	915,544

Domini Sustainable Solutions Fund

Portfolio of Investments (Continued)

October 31, 2020 (Unaudited)

Security	Shares	Value

Information Technology (Continued)

Blackline, Inc. (a)	9,068	$885,762

Cree, Inc. (a)	11,323	720,143

Enphase Energy, Inc. (a)	9,180	900,466

First Solar, Inc. (a)	10,734	934,341

Square, Inc., Class A (a)	5,603	867,793

STMicroelectronics NV	26,399	805,494

Universal Display Corp	3,900	773,409

Zoom Video Communications, Inc., Class A (a)	1,517	699,201

		8,424,420

Utilities – 2.0%

Innergex Renewable Energy, Inc	25,726	463,448

		463,448

Total Investments – 100.2% (Cost $18,258,984)		23,326,977

Other Liabilities, less assets – (0.2)%		(55,930)

Net Assets – 100.0%		$23,271,047

(a)	Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Portfolio Holdings by Country (% Of Net Assets) (Unaudited)

United States	67.1%

Japan	5.7%

Sweden	5.0%

Switzerland	3.5%

Denmark	3.3%

Netherlands	3.2%

United Kingdom	2.9%

France	2.9%

Germany	2.6%

Canada	2.0%

Norway	1.2%

Australia	0.8%

Total	100.2%

See Notes to Portfolio of Investments

Domini Impact International Equity Fund

Domini Impact Equity Fund

Domini Sustainable Solutions Fund

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2020 (Unaudited)

1.ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises four separate series: Domini Impact International Equity Fund, Domini Impact Equity Fund, Domini Sustainable Solutions Fund and Domini Impact Bond Fund (each the “Fund,” collectively the “Funds”). The Portfolio of Investments of the Domini Impact Bond Fund are included elsewhere in this report. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.The Domini Impact International Equity Fund offers Investor shares, Class A shares, Institutional shares and Class Y shares. Class A, Institutional and Class Y shares of the Domini Impact International Equity Fund were not offered prior to November 28, 2008, November 30, 2012, and June 15, 2018 respectively. The Domini Impact Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. Class R shares of the Domini Impact Equity Fund commenced on November 28, 2003. Class A and Institutional shares of the Domini Impact Equity Fund commenced on November 28, 2008. The Domini Sustainable Solutions Fund commenced on April 1, 2020 and offers Investor shares and Institutional shares. The Investor shares, Institutional shares, Class R shares and Class Y shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, and fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. Class Y shares may only be purchased through omnibus accounts held on the books of the Fund for financial intermediaries that have been approved by the Funds’ distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R, Institutional and Class Y shares are not subject to distribution and service fees.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Domini Impact International Equity Fund

Domini Impact Equity Fund

Domini Sustainable Solutions Fund

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

October 31, 2020 (Unaudited)

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of October 31, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks

Australia	$9,916	$51,544,256	$-	$51,554,172

Austria	-	881,120	-	881,120

Belgium	-	17,338,764	-	17,338,764

Brazil	4,953,479	-	-	4,953,479

Chile	-	1,183,242	-	1,183,242

China	-	20,259,575	-	20,259,575

Denmark	-	14,851,709	-	14,851,709

Finland	-	28,883,175	-	28,883,175

France	3,386,926	86,037,860	-	89,424,786

Germany	-	81,218,482	-	81,218,482

Hong Kong	-	27,308,906	-	27,308,906

Hungary	-	3,342,344	-	3,342,344

India	-	6,536,406	-	6,536,406

Ireland	2,302,118	2,851,515	-	5,153,633

Israel	9,848,832	-	-	9,848,832

Italy	-	33,641,914	-	33,641,914

Japan	-	273,226,332	-	273,226,332

Jordan	-	8,055,896	-	8,055,896

Mexico	4,653,297	-	-	4,653,297

Netherlands	-	40,809,782	-	40,809,782

Norway	-	5,931,966	-	5,931,966

Panama	1,985,836	-	-	1,985,836

Poland	-	5,087,274	-	5,087,274

Singapore	-	8,477,466	-	8,477,466

South Africa	5,598,951	-	-	5,598,951

South Korea	-	3,344,457	-	3,344,457

Spain	-	7,702,540	-	7,702,540

Sweden	-	56,551,295	-	56,551,295

Switzerland	-	113,620,719	-	113,620,719

Taiwan	-	19,063,857	-	19,063,857

United Kingdom	2,633,665	71,755,544	-	74,389,209

United States	11,184,015	14,354,318	-	25,538,333

Total	$46,557,035	$1,003,860,714	$-	$1,050,417,749

Rights

Singapore	-	-	2,674	2,674

Total	$46,557,035	$1,003,860,714	$2,674	$1,050,420,423

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of October 31, 2020, in valuing the Fund’s assets carried at fair value:

Domini Impact International Equity Fund

Domini Impact Equity Fund

Domini Sustainable Solutions Fund

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

October 31, 2020 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks

Communication Services	$90,569,020	$ -	$ -	$90,569,020

Consumer Discretionary	115,240,479	-	-	115,240,479

Consumer Staples	54,074,426	-	-	54,074,426

Energy	814,378	-	-	814,378

Financials	75,554,917	-	-	75,554,917

Health Care	123,697,689	-	-	123,697,689

Industrials	65,802,302	-	-	65,802,302

Information Technology	273,626,721	-	-	273,626,721

Materials	17,068,929	-	-	17,068,929

Real Estate	24,750,481	-	-	24,750,481

Utilities	6,191,832	-	-	6,191,832

Rights

Health Care	65,177	-	-	65,177

Total	$847,456,351	$ -	$ -	$847,456,351

The following is a summary of the inputs used by the Domini Sustainable Solutions Fund, as of October 31, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks

Communication Services	$470,843	$-	$ -	$470,843

Consumer Discretionary	1,596,705	827,936	-	2,424,641

Consumer Staples	631,250	-	-	631,250

Financials	228,516	1,016,020	-	1,244,536

Health Care	3,688,806	1,548,856	-	5,237,662

Industrials	1,378,062	3,052,115	-	4,430,177

Information Technology	7,618,926	805,494	-	8,424,420

Utilities	463,448	-	-	463,448

Total	$16,076,556	$7,250,421	$ -	$23,326,977

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Domini Impact International Equity Fund

Investments in Securities

Balance as of July 31, 2020	$ -

Domini Impact International Equity Fund

Domini Impact Equity Fund

Domini Sustainable Solutions Fund

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

October 31, 2020 (Unaudited)

Domini Impact International Equity Fund

Realized Gain (loss)	-

Change in unrealized appreciation (depreciation)	2,674

Purchases	-

Sales	-

Transfers in and/or out of Level Three	-

Balance as of October 31, 2020	$2,674

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at October 31, 2020	$2,674

Domini Impact Bond Fund

Portfolio of Investments

October 31, 2020 (Unaudited)

Security	Principal Amount*	Value

Long Term Investments – 115.8%

Mortgage Backed Securities – 49.1%

Agency Collateralized Mortgage Obligations – 4.9%

Federal Home Loan Mortgage Corp.

Series 3768, Class CB, 3.500%, 12/15/25	189,723	$199,330

Series 3800, Class CB, 3.500%, 2/15/26	360,712	378,883

Series 3806, Class L, 3.500%, 2/15/26	795,194	845,844

Series 3877, Class LM, 3.500%, 6/15/26	706,469	743,067

Series 4961, Class JB, 2.500%, 12/15/42	326,695	340,402

Federal National Mortgage Association

Series 2012-17, Class BC, 3.500%, 3/25/27	368,000	399,981

Series 2017-72, Class B, 3.000%, 9/25/47	118,431	126,804

Series 2017-72, Class CD, 3.000%, 9/25/47	123,846	132,870

Series 2018-72, Class BA, 3.500%, 7/25/54	186,596	196,562

Series 2020-1, Class AC, 3.500%, 8/25/58	468,341	507,143

Federal National Mortgage Association Connecticut Avenue Securities

Series 2016-C07, Class 2M2, 4.499%, (1 Month USD-LIBOR + 4.35%), 5/25/29 (a)	131,806	137,648

Series 2017-C01, Class 1M2, 3.699%, (1 Month USD-LIBOR + 3.55%), 7/25/29 (a)	84,603	87,295

Freddie Mac Multifamily Structured Pass Through Certificates

Series K103, Class X1, 0.638%, 11/25/29 (a)	8,924,827	455,172

Series K111, Class X1, 1.573%, 5/25/30 (a)	1,454,288	184,959

Series K112, Class X1, 1.433%, 5/25/30 (a)	1,504,748	175,952

Series K113, Class X1, 1.490%, 6/25/30 (a)	2,104,981	237,707

Series K114, Class X1, 1.119%, 6/25/30 (a)	1,934,539	178,649

Series KG03, Class X1, 1.381%, 6/25/30 (a)	3,210,000	347,401

Series KSG1, Class X1, 1.258%, 9/25/30 (a)	4,070,000	378,650

FREMF Mortgage Trust

Series 2017-K64, Class B, 3.981%, 5/25/50 (a)(b)	70,000	78,195

Series 2017-K65, Class B, 4.073%, 7/25/50 (a)(b)	155,000	173,271

Series 2017-K66, Class B, 4.035%, 7/25/27 (a)(b)	136,000	152,704

Series 2017-K67, Class B, 3.944%, 9/25/49 (a)(b)	85,000	95,085

Series 2017-K67, Class C, 3.944%, 9/25/49 (a)(b)	100,000	106,476

Series 2017-K68, Class B, 3.844%, 10/25/49 (a)(b)	90,000	100,110

Series 2017-K69, Class C, 3.727%, 10/25/49 (a)(b)	40,000	41,097

Series 2017-K71, Class B, 3.753%, 11/25/50 (a)(b)	220,000	243,942

Series 2017-K71, Class C, 3.753%, 11/25/50 (a)(b)	65,000	68,274

Series 2017-K725, Class B, 3.878%, 2/25/50 (a)(b)	100,000	107,518

Series 2017-K726, Class B, 3.991%, 7/25/49 (a)(b)	175,000	188,779

Series 2017-K729, Class B, 3.675%, 11/25/49 (a)(b)	250,000	268,907

Series 2017-K729, Class C, 3.675%, 11/25/49 (a)(b)	90,000	93,321

Series 2018-K154, Class B, 4.021%, 11/25/32 (a)(b)	67,000	62,265

Series 2018-KW07, Class B, 4.081%, 10/25/31 (a)(b)	461,000	473,717

Series 2019-K103, Class B, 3.453%, 12/25/51 (a)(b)	525,000	565,729

Series K104, Class B, 3.539%, 2/25/52 (a)(b)	520,000	566,335

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2020 (Unaudited)

Security	Principal Amount*	Value

Agency Collateralized Mortgage Obligations (Continued)

STACR Trust, Series 2018-HRP1, Class M2, 1.799%, (1 Month USD-LIBOR + 1.65%), 4/25/43 (a)(b)	52,657	$51,232

		9,491,276

Commercial Mortgage-Backed Securities – 6.7%

245 Park Avenue Trust, Series 2017-245P, Class A, 3.508%, 6/5/37 (b)	1,567,000	1,705,594

BANK

Series 2017-BNK8, Class ASB, 3.314%, 11/15/50	147,000	162,079

Series BN18, Class XA, 0.903%, 5/15/62 (a)	2,148,077	136,393

Series BN24, Class XA, 0.648%, 11/15/62 (a)	5,558,863	284,633

Series BN28, Class XA, 1.787%, 3/15/63 (a)	1,939,688	276,571

Benchmark Mortgage Trust

Series 2019-B10, Class XA, 1.230%, 3/15/62 (a)	2,341,457	186,896

Series 2020-B18, Class XA, 1.794%, 7/15/53 (a)	504,909	62,171

BWAY Mortgage Trust

Series 2013-1515, Class A1, 2.809%, 3/10/33 (b)	106,025	109,764

Series 2013-1515, Class A2, 3.454%, 3/10/33 (b)	1,000,000	1,074,343

COMM Mortgage Trust

Series 2013-WWP, Class A2, 3.424%, 3/10/31 (b)	640,000	675,117

Series 2013-WWP, Class B, 3.726%, 3/10/31 (b)	644,000	683,348

Series 2020-CX, Class D, 2.683%, 11/10/46 (b)(c)	100,000	97,539

Series LC19, Class A4, 3.183%, 2/10/48	291,000	314,870

Series LC6, Class A4, 2.941%, 1/10/46	304,902	316,659

CPT Mortgage Trust, Series 2019-CPT, Class A, 2.865%, 11/13/39 (b)	240,000	259,993

DBJPM Mortgage Trust, Series 2020-C9, Class XA, 1.714%, 9/15/53 (a)	643,854	72,183

DC Office Trust, Series 2019-MTC, Class A, 2.965%, 9/15/45 (b)	370,000	403,732

GS Mortgage Securities Corp. Trust, Series 2017-500K, Class A, 0.848%, (1 Month

USD-LIBOR + 0.7%), 7/15/32 (a)(b)	395,000	392,200

Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.835%, 8/10/38 (b)	1,000,000	1,067,428

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class A, 4.128%, 7/5/31 (b)	555,000	587,204

MAD Mortgage Trust, Series 2017-330M, Class A, 3.188%, 8/15/34 (a)(b)	729,000	755,404

MKT Mortgage Trust, Series 2020-525M, Class A, 2.694%, 2/12/40 (b)	600,000	619,874

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2013-C12, Class A4, 4.259%, 10/15/46 (a)	300,000	323,104

Series 2014-C15, Class A4, 4.051%, 4/15/47	300,000	327,638

Series 2014-C19, Class A4, 3.526%, 12/15/47	180,167	196,923

Morgan Stanley Capital I Trust

Series 2017-CLS, Class A, 0.848%, (1 Month USD-LIBOR + 0.7%), 11/15/34 (a)(b)	531,000	530,346

Series 2017-CLS, Class F, 2.748%, (1 Month USD-LIBOR + 2.6%), 11/15/34 (a)(b)	261,000	253,888

One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614%, 2/10/32 (b)	710,000	738,538

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	340,000	376,807

		12,991,239

Federal Home Loan Mortgage Corporation – 2.4%

Federal Home Loan Mortgage Corp.

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2020 (Unaudited)

Security	Principal Amount*	Value

Federal Home Loan Mortgage Corporation (Continued)

2.500%, 8/1/27	40,879	$42,598

2.500%, 11/1/27	109,479	114,870

2.899%, (12 Month USD-LIBOR + 1.633%), 10/1/43 (a)	77,118	79,905

3.000%, 1/1/27	150,118	159,284

3.000%, 7/1/42	49,149	51,874

3.000%, 5/1/45	379,333	410,893

3.500%, 12/1/32	192,110	209,675

3.500%, 6/1/48	1,295,939	1,368,134

4.000%, 2/1/37	50,885	55,954

4.000%, 8/1/39	41,776	46,622

4.000%, 10/1/39	84,369	93,052

4.000%, 10/1/39	72,336	79,731

4.000%, 11/1/39	38,231	42,157

4.000%, 10/1/40	111,971	125,220

4.000%, 11/1/40	124,043	136,248

4.000%, 11/1/40	18,959	21,037

4.000%, 11/1/40	14,751	16,243

4.000%, 12/1/40	58,845	64,681

4.000%, 6/1/41	10,390	11,159

4.500%, 4/1/35	96,280	106,112

4.500%, 9/1/35	128,721	142,255

4.500%, 7/1/36	89,826	100,107

4.500%, 6/1/39	192,991	216,896

4.500%, 9/1/40	30,477	34,289

4.500%, 2/1/41	61,926	69,659

5.000%, 8/1/33	16,029	18,450

5.000%, 10/1/33	8,425	9,377

5.000%, 4/1/35	20,579	23,755

5.000%, 7/1/35	131,538	151,793

5.000%, 7/1/35	22,886	26,402

5.000%, 1/1/37	81,532	94,028

5.000%, 7/1/40	64,945	75,050

5.000%, 4/1/41	57,249	66,158

5.500%, 12/1/36	86,259	100,682

5.500%, 8/1/40	118,719	137,585

6.000%, 8/1/36	13,372	15,829

6.000%, 7/1/39	83,063	97,964

		4,615,728

Federal National Mortgage Association – 26.7%

Federal National Mortgage Association

2.000%, 10/1/27	147,892	155,724

2.000%, 1/1/28	119,004	124,020

2.500%, 6/1/24	187,860	195,213

2.500%, 11/1/31	83,235	86,640

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2020 (Unaudited)

Security	Principal Amount*	Value

Federal National Mortgage Association (Continued)

2.500%, 12/1/31	25,081	$26,132

2.500%, 12/1/43	193,864	203,648

2.500%, 4/1/45	180,462	190,894

2.661%, (12 Month USD-LIBOR + 1.58%), 5/1/44 (a)	46,575	48,319

3.000%, 8/1/46	64,693	67,884

3.000%, 10/1/46	1,125,954	1,181,840

3.000%, 11/1/46	1,398,063	1,467,843

3.000%, 12/1/46	507,714	533,153

3.000%, 2/25/49	151,738	161,168

3.500%, 12/1/31	9,844	10,484

3.500%, 1/1/32	176,464	190,303

3.500%, 1/1/32	96,178	102,409

3.500%, 10/1/32	138,429	151,047

3.500%, 6/1/46	959,742	1,023,087

3.500%, 1/1/48	861,781	910,753

4.000%, 11/1/30	17,981	19,368

4.000%, 10/1/33	103,256	112,772

4.000%, 12/1/36	31,904	35,176

4.000%, 8/1/39	43,488	47,703

4.000%, 10/1/39	28,560	31,453

4.000%, 12/1/39	39,582	43,592

4.000%, 1/1/40	355,017	390,855

4.000%, 3/1/40	41,548	45,271

4.000%, 8/1/40	90,348	99,512

4.000%, 8/1/40	15,819	17,422

4.000%, 10/1/40	155,731	174,180

4.000%, 10/1/40	28,527	31,400

4.000%, 11/1/40	34,996	38,455

4.000%, 11/1/40	20,369	22,387

4.000%, 12/1/40	60,303	68,658

4.000%, 2/1/41	75,296	82,984

4.500%, 8/1/35	29,099	32,046

4.500%, 8/1/36	33,111	36,952

4.500%, 8/1/38	72,316	81,251

4.500%, 3/1/39	95,443	107,219

4.500%, 9/1/39	40,228	45,180

4.500%, 2/1/40	43,351	48,778

4.500%, 8/1/40	96,938	109,414

4.500%, 1/1/41	32,965	36,880

4.500%, 9/1/41	61,176	68,833

5.000%, 10/1/39	3,980	4,585

5.500%, 8/1/37	56,418	66,546

6.000%, 12/1/35	31,898	37,129

6.000%, 3/1/36	180,609	213,538

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2020 (Unaudited)

Security	Principal Amount*	Value

Federal National Mortgage Association (Continued)	64,869	$76,817

6.000%, 8/1/37	16,970	20,084

6.000%, 3/1/38	30,801	36,353

TBA 15 Yr, 2.000%, 11/17/35 (c)	4,300,000	4,460,494

TBA 15 Yr, 3.000%, 11/17/35 (c)	1,700,000	1,779,986

TBA 30 Yr, 2.000%, 11/15/50 (c)	6,930,000	7,148,457

TBA 30 Yr, 2.000%, 12/14/50 (c)	6,800,000	6,999,219

TBA 30 Yr, 3.000%, 11/12/50 (c)	4,400,000	4,599,061

TBA 30 Yr, 3.000%, 12/14/50 (c)	4,400,000	4,599,663

TBA 30 Yr, 3.500%, 11/12/50 (c)	6,400,000	6,758,875

TBA 30 Yr, 4.000%, 11/12/50 (c)	5,800,000	6,195,805

		51,654,914

Government National Mortgage Association – 8.4%

Government National Mortgage Association

TBA 30 Yr, 3.000%, 11/19/50 (c)	3,800,000	3,966,573

TBA 30 Yr, 3.000%, 12/21/50 (c)	3,800,000	3,965,979

TBA 30 Yr, 3.500%, 11/19/50 (c)	5,300,000	5,587,049

TBA 30 Yr, 4.000%, 11/19/50 (c)	1,600,000	1,702,187

TBA 30 Yr, 4.500%, 11/19/50 (c)	900,000	965,408

		16,187,196

Total Mortgage Backed Securities (Cost $93,374,683)		94,940,353

Corporate Bonds and Notes – 38.4%

Communications – 2.9%

Alibaba Group Holding, Ltd., 2.800%, 6/6/23	200,000	210,615

Amazon.com, Inc.

3.875%, 8/22/37	200,000	245,613

4.800%, 12/5/34	325,000	442,720

AT&T, Inc.

2.750%, 6/1/31	1,000,000	1,039,822

3.550%, 9/15/55 (b)	572,000	544,483

CBS Corp., 2.900%, 1/15/27	400,000	432,719

Charter Communications Operating LLC/Charter Communications Operating Capital senior secured note

5.750%, 4/1/48	225,000	281,482

6.484%, 10/23/45	300,000	405,490

Cox Communications, Inc.

3.150%, 8/15/24 (b)	165,000	177,866

3.850%, 2/1/25 (b)	10,000	11,046

eBay, Inc., 3.600%, 6/5/27	195,000	218,182

Gray Television, Inc., 5.875%, 7/15/26 (b)	200,000	208,543

Millicom International Cellular SA, 4.500%, 4/27/31 (b)	950,000	965,437

Verizon Communications, Inc., 3.376%, 2/15/25	57,000	63,354

Vodafone Group PLC

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2020 (Unaudited)

Security	Principal Amount*	Value

Communications (Continued)

4.375%, 2/19/43	70,000	$82,654

6.150%, 2/27/37	185,000	258,451

		5,588,477

Consumer, Cyclical – 3.1%

Aptiv Corp., 4.150%, 3/15/24	401,000	441,636

Core & Main L.P., 6.125%, 8/15/25 (b)	45,000	45,759

Home Depot, Inc. (The), 5.950%, 4/1/41	420,000	632,420

Kohl’s Corp., 9.500%, 5/15/25	405,000	485,060

Lennar Corp., 4.125%, 1/15/22	245,000	251,278

Marriott International, Inc., 2.875%, 3/1/21	1,025,000	1,030,942

O’Reilly Automotive, Inc., 3.800%, 9/1/22	155,000	162,898

Starbucks Corp.

2.550%, 11/15/30	990,000	1,046,389

3.750%, 12/1/47	275,000	302,366

4.450%, 8/15/49	750,000	914,263

Toll Brothers Finance Corp., 4.350%, 2/15/28	600,000	657,228

		5,970,239

Consumer, Non-cyclical – 12.8%

Advocate Health & Hospitals Corp., 2.211%, 6/15/30	325,000	332,940

Allina Health System, 4.805%, 11/15/45	291,000	369,631

Amgen, Inc.

2.300%, 2/25/31	1,000,000	1,039,218

3.200%, 11/2/27	525,000	585,740

Banner Health, 2.338%, 1/1/30	1,000,000	1,029,179

Biogen, Inc., 5.200%, 9/15/45	400,000	520,813

Bon Secours Mercy Health, Inc., 1.350%, 6/1/25	155,000	155,675

Boston Medical Center Corp., 4.519%, 7/1/26	705,000	813,481

Bristol-Myers Squibb Co., 3.875%, 8/15/25	325,000	369,863

Children’s Hospital Corp. (The), 4.115%, 1/1/47	230,000	275,366

City of Hope, 5.623%, 11/15/43	250,000	341,322

CommonSpirit Health senior secured note

2.782%, 10/1/30	185,000	185,085

3.347%, 10/1/29	600,000	627,553

Conservation Fund A Nonprofit Corp. (The), 3.474%, 12/15/29	800,000	832,784

Dignity Health

4.500%, 11/1/42	408,000	431,977

5.267%, 11/1/64	250,000	302,473

Emergent BioSolutions, Inc., 3.875%, 8/15/28 (b)	500,000	503,438

ERAC USA Finance LLC, 3.850%, 11/15/24 (b)	500,000	549,545

Fred Hutchinson Cancer, 3.949%, 1/1/50	900,000	988,256

Gartner, Inc., 3.750%, 10/1/30 (b)	160,000	163,816

Gilead Sciences, 1.650%, 10/1/30	300,000	296,329

Hologic, Inc., 3.250%, 2/15/29 (b)	695,000	699,778

Howard University

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2020 (Unaudited)

Security	Principal Amount*	Value

Consumer, Non-cyclical (Continued)

2.657%, 10/1/26	100,000	$102,728

3.476%, 10/1/41	1,850,000	1,821,168

Iowa Health System, 3.665%, 2/15/50	845,000	915,213

John D and Catherine T MacArthur Foundation, 1.299%, 12/1/30	1,440,000	1,415,212

Kaiser Foundation Hospitals, 3.150%, 5/1/27	185,000	204,231

McCormick & Co, Inc., 2.500%, 4/15/30	155,000	164,448

Memorial Sloan-Kettering Cancer Center

4.125%, 7/1/52	120,000	149,810

Series 2015, 4.200%, 7/1/55	10,000	12,797

Mount Sinai Hospitals Group, Inc., 3.391%, 7/1/50	1,000,000	966,975

Northeastern University, 5.285%, 3/1/32	100,000	117,500

Ochsner Clinic Foundation, 5.897%, 5/15/45	400,000	500,980

Orlando Health Obligated Group, 4.416%, 10/1/44	395,000	445,522

PeaceHealth Obligated Group, 1.375%, 11/15/25	1,000,000	1,012,205

President & Fellows of Harvard College, 2.517%, 10/15/50	1,025,000	1,052,653

Royalty Pharma, 3.300%, 9/2/40 (b)	1,250,000	1,234,215

Rush Obligated Group, 3.922%, 11/15/29	375,000	428,855

Stanford Health Care, 3.310%, 8/15/30	595,000	667,867

Thermo Fisher Scientific, Inc.

2.375%, 4/15/32	305,000	421,618

4.133%, 3/25/25	375,000	426,409

4.150%, 2/1/24	265,000	292,223

Trinity Health Corp., 3.434%, 12/1/48	800,000	831,278

Yale University, 1.482%, 4/15/30	265,000	266,099

		24,864,268

Energy – 0.6%

Azure Power Solar Energy Pvt, Ltd., 5.650%, 12/24/24 (b)	500,000	527,500

Greenko Dutch BV, 5.250%, 7/24/24 (b)	545,000	560,892

		1,088,392

Financial – 11.9%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.500%, 5/26/22	775,000	787,187

AIA Group, Ltd., 4.500%, 3/16/46 (b)	325,000	412,959

Air Lease Corp., 3.625%, 12/1/27	500,000	502,403

American International Group, Inc., 3.900%, 4/1/26	380,000	433,704

American Tower Corp.

3.375%, 5/15/24	235,000	254,117

5.000%, 2/15/24	362,000	409,414

AXA SA, 8.600%, 12/15/30	400,000	617,197

Bank of America Corp.

Series MTN, 2.456%, (3 Month USD-LIBOR + 0.87%), 10/22/25 (a)	545,000	575,930

Series MTN, 3.124%, (3 Month USD-LIBOR + 1.16%), 1/20/23 (a)	725,000	747,029

BlackRock, Inc., 1.900%, 1/28/31	740,000	762,038

BlueHub Loan Fund, Inc., 2.890%, 1/1/27	600,000	601,285

BNP Paribas SA, 3.800%, 1/10/24 (b)	245,000	265,646

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2020 (Unaudited)

Security	Principal Amount*	Value

Financial (Continued)

Boston Properties L.P., 3.650%, 2/1/26	430,000	$480,216

BPCE SA

3.000%, 5/22/22 (b)	250,000	258,958

4.875%, 4/1/26 (b)	500,000	575,822

Brandywine Operating Partnership L.P., 4.550%, 10/1/29	500,000	531,595

Brighthouse Financial, Inc., 5.625%, 5/15/30	890,000	1,052,571

Citigroup, Inc.

1.678%, (SOFR + 1.667), 5/15/24 (a)	1,000,000	1,024,766

3.352%, (3 Month USD-LIBOR + 0.8966%), 4/24/25 (a)	475,000	513,349

Cooperatieve Rabobank UA

3.875%, 9/26/23 (b)	250,000	273,042

3.950%, 11/9/22	375,000	399,918

Credit Agricole SA, 4.125%, 1/10/27 (b)	510,000	580,308

Crown Castle International Corp., 3.700%, 6/15/26	300,000	334,595

Discover Financial Services, 3.750%, 3/4/25	325,000	354,886

Duke Realty L.P., 3.625%, 4/15/23	200,000	212,009

Fifth Third Bancorp, 8.250%, 3/1/38	425,000	696,758

HAT Holdings I LLC/HAT Holdings II LLC, 6.000%, 4/15/25 (b)	450,000	478,125

Huntington Bancshares, Inc., 3.150%, 3/14/21	425,000	428,456

ING Groep NV, 4.625%, 1/6/26 (b)	750,000	876,712

Kimco Realty Corp., 3.400%, 11/1/22	160,000	168,358

Marsh & McLennan Cos., Inc., 3.300%, 3/14/23	100,000	106,186

Massachusetts Mutual Life Insurance Co., 3.375%, 4/15/50 (b)	550,000	562,427

Morgan Stanley, 3.950%, 4/23/27	210,000	237,352

Nationwide Mutual Insurance Co., 4.350%, 4/30/50 (b)	550,000	592,090

New York Life Insurance Co., 3.750%, 5/15/50 (b)	160,000	178,946

Nuveen Finance LLC, 4.125%, 11/1/24 (b)	160,000	180,519

Prologis L.P., 3.250%, 10/1/26	165,000	184,978

Prudential PLC, 3.125%, 4/14/30	155,000	173,162

Regency Centers L.P., 3.750%, 6/15/24	300,000	317,864

Reinsurance Group of America, Inc.

3.950%, 9/15/26	250,000	281,326

Series MTN, 4.700%, 9/15/23	164,000	181,625

SBA Tower Trust, 3.168%, 4/9/47 (b)	290,000	293,584

Scentre Group Trust 1/Scentre Group Trust 2, 4.375%, 5/28/30 (b)	615,000	683,750

Standard Chartered PLC, 5.700%, 3/26/44 (b)	250,000	310,997

Truist Financial Corp., 3.875%, 3/19/29	575,000	664,159

U.S. Bancorp, 3.600%, 9/11/24	493,000	546,151

Unum Group, 4.500%, 3/15/25	415,000	461,951

USAA Capital Corp., 2.125%, 5/1/30 (b)	885,000	922,800

Ventas Realty L.P., 3.500%, 2/1/25	500,000	544,879

		23,034,099

Industrial – 1.6%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.250%, 8/15/27 (b)	360,000	369,900

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2020 (Unaudited)

Security	Principal Amount*	Value

Industrial (Continued)

CNH Industrial Capital LLC, 4.875%, 4/1/21	750,000	$761,644

Klabin Austria GmbH, 5.750%, 4/3/29 (b)	480,000	531,240

WRKCo, Inc., 3.000%, 9/15/24	375,000	403,144

Xylem, Inc., 2.250%, 1/30/31	900,000	942,466

		3,008,394

Technology – 2.7%

Apple, Inc., 2.650%, 5/11/50	300,000	303,841

Black Knight InfoServ LLC, 3.625%, 9/1/28 (b)	330,000	334,537

Broadcom, Inc., 4.150%, 11/15/30	1,010,000	1,133,781

Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.750%, 3/1/25 (b)	395,000	395,324

Hewlett Packard Enterprise Co., 4.650%, 10/1/24	1,200,000	1,355,664

HP, Inc., 3.000%, 6/17/27	1,250,000	1,346,009

Micron Technology, Inc., 4.640%, 2/6/24	260,000	289,457

Microsoft Corp., 3.700%, 8/8/46	5,000	6,155

		5,164,768

Utilities – 2.8%

Aegea Finance S.a.r.l., 5.750%, 10/10/24 (b)	370,000	384,014

Clearway Energy Operating LLC, 4.750%, 3/15/28 (b)	800,000	841,752

Consolidated Edison Co of New York, Inc.

3.950%, 4/1/50	915,000	1,084,265

Series A, 4.125%, 5/15/49	155,000	187,681

EDP Finance B.V., 1.710%, 1/24/28 (b)	1,000,000	990,733

NSTAR Electric Co., 3.950%, 4/1/30	830,000	1,001,738

Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.500%, 8/15/28 (b)	475,000	496,140

Public Service Co. of Colorado, 4.100%, 6/15/48	420,000	527,322

		5,513,645

Total Corporate Bonds and Notes (Cost $68,707,909)		74,232,282

Municipal Bonds – 14.4%

American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 6.270%, 2/15/50	490,000	676,166

Bay Area Toll Authority, CA, Toll Bridge Revenue

6.918%, 4/1/40	125,000	191,243

7.043%, 4/1/50	325,000	566,371

California Health Facilities Financing Authority, 2.984%, 6/1/33	760,000	796,723

Chicago Transit Authority Sales Tax Receipts Fund, 3.912%, 12/1/40	260,000	275,948

City of San Francisco, CA, Public Utilities Commission Water Revenue, 1.988%, 11/1/31	1,000,000	989,080

Colorado Health Facilities Authority, 4.480%, 12/1/40	940,000	946,035

Commonwealth Financing Authority, 2.758%, 6/1/30	850,000	889,185

Cook County Community High School District No. 228, IL, 5.019%, 12/1/41 (Insurer AGM)	435,000	554,799

County of Riverside, CA

2.963%, 2/15/27	670,000	718,474

3.070%, 2/15/28	670,000	719,600

District of Columbia, (Ingleside at Rock Creek)

3.432%, 4/1/42	430,000	430,013

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2020 (Unaudited)

Security	Principal Amount*	Value

Municipal Bonds (Continued)

4.125%, 7/1/27	500,000	$492,110

Florida Development Finance Corp., 4.009%, 4/1/40	925,000	941,095

Illinois

3.860%, 4/1/21	215,000	216,668

5.100%, 6/1/33	335,000	335,734

Illinois Finance Authority, 3.510%, 5/15/41	1,000,000	969,790

Indiana Finance Authority Revenue, 3.624%, 7/1/36	235,000	270,826

Inland Valley Development Agency, 5.500%, 3/1/33 (Insurer AGM)	70,000	78,586

Lancaster County Hospital Authority, PA, (Brethren Village)

5.000%, 7/1/24	165,000	175,118

5.000%, 7/1/25	135,000	145,016

Los Angeles Department of Airports, CA, (Los Angeles International Airport), 3.887%, 5/15/38.	140,000	159,974

Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center)

3.968%, 7/1/27	205,000	231,806

4.168%, 7/1/29	40,000	46,038

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.000%, 10/1/27	100,000	106,198

Massachusetts Educational Financing Authority, 2.306%, 7/1/25	200,000	200,068

Massachusetts Health and Educational Facilities Authority, (Northeastern University), 6.432%, 10/1/35	420,000	551,296

Metropolitan Transportation Authority

5.000%, 11/15/50	240,000	259,855

5.175%, 11/15/49	855,000	874,793

Michigan Finance Authority, (City of Detroit), 2.741%, 4/1/21	320,000	323,181

New Jersey Educational Facilities Authority, 3.958%, 7/1/48 (Insurer AGM)	1,000,000	1,031,650

New Jersey Turnpike Authority

7.102%, 1/1/41	135,000	215,425

7.414%, 1/1/40	200,000	328,120

New York Transportation Development Corp., 4.248%, 9/1/35	610,000	671,659

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.473%, 7/1/28	500,000	505,970

Oklahoma Development Finance Authority, (OU Medicine)

4.650%, 8/15/30 (Insurer AGM)	130,000	148,970

5.450%, 8/15/28	770,000	873,557

Oklahoma State University

3.427%, 9/1/36	100,000	106,320

3.627%, 9/1/40	880,000	923,243

Oregon Health and Science University, 5.000%, 7/1/45	350,000	447,184

Oregon State University, 3.424%, 3/1/60 (Insurer BAM)	1,000,000	999,160

Pennsylvania Industrial Development Authority, 3.556%, 7/1/24 (b)	505,000	532,391

Pennsylvania State University, 2.345%, 9/1/31	760,000	793,759

Philadelphia, PA, Water and Wastewater Revenue

2.034%, 11/1/31	220,000	217,305

4.189%, 10/1/37	665,000	740,783

Regents of the University of California Medical Center Pooled Revenue, 3.706%, 5/15/20	900,000	890,136

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2020 (Unaudited)

Security	Principal Amount*	Value

Municipal Bonds (Continued)

Sacramento, CA, 5.730%, 8/15/23 (Insurer NATL) (a)	340,000	$374,928

San Bernardino County, CA, Pension Obligation Revenue, 6.020%, 8/1/23 (Insurer AGM)	200,000	218,116

Shelby County, Health, Educational and Housing Facilities Board, (Trezevant Manor Project)

4.000%, 9/1/21	250,000	248,043

4.000%, 9/1/22	250,000	245,500

Southern Ohio Port Authority, 6.500%, 12/1/30	470,000	471,137

State Board of Administration Finance Corp., 1.258%, 7/1/25	375,000	379,088

Sustainable Energy Utility, Inc., 2.344%, 9/15/29	900,000	907,830

Washington Housing Finance Commission, (Presbyterian Retirement Communities), 4.000%, 1/1/24	400,000	404,232

Washington Housing Finance Commission, (Transforming Age), 3.000%, 1/1/25	985,000	968,245

Total Municipal Bonds (Cost $26,605,706)		27,774,540

U.S. Government Agency Obligations – 7.8%

Federal Farm Credit Banks Funding Corp.

2.625%, 10/15/49	1,140,000	1,226,667

2.780%, 11/2/37	1,800,000	2,067,764

3.430%, 4/6/45	1,000,000	1,239,587

3.660%, 3/7/44	974,000	1,245,420

Federal Home Loan Banks , 2.375%, 3/14/25	2,710,000	2,933,935

Federal Home Loan Mortgage Corp. , 1.500%, 2/12/25	5,600,000	5,858,982

Federal National Mortgage Association , 5.625%, 7/15/37	391,000	621,852

Total U.S. Government Agencies (Cost $14,081,824)		15,194,207

Senior Floating Rate Interests – 3.6%

Consumer Discretionary – 1.5%

American Builders & Contractors Supply Co., Inc. 2019 Term Loan, 2.148%, (1 mo. USD

LIBOR + 2.000%), 1/15/27 (a)	495,000	481,310

Charter Communications Operating, LLC 2019 Term Loan B2, 1.900%, (1 mo. USD LIBOR + 1.750%), 2/1/27 (a)	287,425	280,522

Harbor Freight Tools USA, Inc. 2020 Term Loan B, 4.000%, (1 mo. USD LIBOR + 3.250%), 10/19/27 (a)(c)	577,448	570,004

Nexstar Broadcasting, Inc. 2018 Term Loan B3, 2.402%, (1 mo. USD LIBOR + 2.250%), 1/17/24 (a)	105,090	102,463

UPC Broadband Holding B.V. 2020 USD Term Loan B1, 0.000%, 1/31/29 (a)(c)	670,000	654,087

UPC Broadband Holding B.V. 2020 USD Term Loan B2, 0.000%, 1/31/29 (a)(c)	670,000	654,087

USI, Inc. 2017 Repriced Term Loan, 3.220%, (3 mo. USD LIBOR + 3.000%), 5/16/24 (a)	169,750	163,915

Wyndham Hotels & Resorts, Inc. Term Loan B, 1.898%, (1 mo. USD LIBOR + 1.750%), 5/30/25 (a)	127,400	121,641

		3,028,029

Consumer Staples – 0.1%

Coty, Inc. 2018 USD Term Loan B, 2.390%, (1 mo. USD LIBOR + 2.250%), 4/7/25 (a)	202,711	177,676

		177,676

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2020 (Unaudited)

Security	Principal Amount*		Value

Financials – 0.1%

Iron Mountain, Inc. 2018 Term Loan B, 1.898%, (1 mo. USD LIBOR + 1.750%), 1/2/26 (a)	141,375		$136,427

			136,427

Health Care – 0.3%

Adevinta ASA EUR Term Loan B, 0.000%, 10/23/27 (a)(c)	185,000	EUR	215,363

Biogroup-LCD 2020 EUR Add on Term Loan B, 4.750%, (3 mo. EUR EURIBOR + 4.750%), 4/25/26 (a)(c)	170,000	EUR	196,209

Nets Holding A/S EUR Term Loan B1E, 3.250%, (3 mo. EUR EURIBOR + 3.250%), 2/6/25 (a)	176,389	EUR	201,293

			612,865

Information Technology – 0.1%

Blackhawk Network Holdings, Inc. 2018 1st Lien Term Loan, 3.148%, (1 mo. USD LIBOR + 3.000%), 6/15/25 (a)	175,950		165,481

SS&C Technologies Inc. 2018 Term Loan B3, 1.898%, (1 mo. USD LIBOR + 1.750%), 4/16/25 (a)	65,761		64,023

			229,504

Utilities – 1.5%

Adient US LLC Term Loan B, 4.398%, (3 mo. USD LIBOR + 4.250%), 5/6/24 (a)	222,187		219,549

Altice France S.A. USD Term Loan B12, 3.836%, (1 mo. USD LIBOR + 3.688%), 1/31/26 (a)	472,241		457,926

CHG PPC Parent LLC 2018 Term Loan B, 2.898%, (1 mo. USD LIBOR + 2.750%), 3/31/25 (a)	97,750		94,818

Crown Finance US, Inc. 2018 USD Term Loan, 2.769%, (6 mo. USD LIBOR + 2.500%), 2/28/25 (a)	153,821		87,829

Diamond (BC) B.V. USD Term Loan, 3.214%, (1 mo. USD LIBOR + 3.000%), 9/6/24 (a)	145,875		139,888

Finastra USA, Inc. USD 1st Lien Term Loan, 4.500%, (3 mo. USD LIBOR + 3.500%), 6/13/24 (a)	253,288		239,744

Go Daddy Operating Company, LLC 2017 Repriced Term Loan

1.898%, (1 mo. USD LIBOR + 1.750%), 2/15/24 (a)	185,177		181,140

2.648%, (1 mo. USD LIBOR + 2.500%), 8/10/27 (a)	309,225		304,683

MA FinanceCo., LLC USD Term Loan B3, 2.648%, (1 mo. USD LIBOR + 2.500%), 6/21/24 (a)	28,980		27,477

Russell Investments US Inst’l Holdco, Inc. 2020 Term Loan

4.000%, (3 mo. USD LIBOR + 3.000%), 5/30/25 (a)	387,551		387,551

Seattle Spinco, Inc. USD Term Loan B3, 2.648%, (1 mo. USD LIBOR + 2.500%), 6/21/24 (a)	195,711		185,559

SS&C Technologies Holdings Europe S.A.R.L. 2018 Term Loan B4, 1.898%, (1 mo. USD LIBOR + 1.750%), 4/16/25 (a)	46,202		44,980

Zelis Healthcare Corporation Term Loan B, 4.898%, (1 mo. USD LIBOR + 4.750%), 9/30/26 (a)	473,807		471,437

			2,842,581

Total Senior Floating Rate Interests (Cost $7,252,653)			7,027,082

Foreign Government & Agency Securities – 1.7%

City of Toronto Canada, 2.600%, 9/24/39	1,060,000	CAD	846,298

Hong Kong Government International Bond, 2.500%, 5/28/24 (b)	750,000		791,593

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2020 (Unaudited)

Security	Principal Amount*		Value

Foreign Government & Agency Securities (Continued)

Republic of Chile, 0.830%, 7/2/31 (a)	1,370,000	EUR	$1,616,861

Total Foreign Government & Agency Securities (Cost $3,107,310)			3,254,752

Asset Backed Securities – 0.5%

Carmax Auto Owner Trust Series 2017-4, Class C, 2.700%, 10/16/23	250,000		255,326

CNH Equipment Trust Series 2016-C, Class B, 1.930%, 3/15/24	20,000		20,010

Mosaic Solar Loan Trust Series 2020-2A, Class A, 1.440%, 8/20/46 (b)	230,000		227,412

SBA Tower Trust Series 2014-2A, Class C, 3.869%, 10/15/49 (b)(d)	500,000		531,346

Total Asset Backed Securities (Cost $998,176)			1,034,094

Certificates of Deposit – 0.3%

Self-Help Credit Union, 2.200%, 6/25/21	100,000		101,419

Self-Help Federal Credit Union, 2.500%, 6/27/22	400,000		416,025

Total Certificates of Deposit (Cost $500,000)			517,444

Total Long Term Investments (Cost $214,628,261)			223,974,754

Short Term Investments – 10.6%

U.S. Government Agency Obligations – 10.6%

Federal Home Loan Bank Discount Notes

0.000%, 11/25/20	12,000,000		11,999,464

0.000%, 1/15/21	8,600,000		8,598,409

Total Short Term Investments (Cost $20,597,448)			20,597,873

Total Investments–126.4% (Cost $235,225,709)			244,572,627

Other Liabilities, less assets – (26.4)%			(51,097,022)

Net Assets – 100.0%			$193,475,605

*	The principal amount is stated in U.S. dollars unless otherwise indicated.

(a)

Floating/Variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2020, the aggregate value of these securities was $33,456,654, representing 17.3% of net assets.

(c)	A portion or all of the security was purchased as a when issued or delayed delivery security.

(d)	Step coupon bond.

Abbreviations

TBA — To Be Announced

AGM — Assured Guaranty Municipal Corporation

NATL — National Public Finance Guarantee Corporation

CAD – Canadian Dollar

EUR – Euro

At October 31, 2020, the Fund had the following forward currency contracts outstanding.

Currency Bought	Currency Sold	Counterparty	Settlement Date	Quantity	Value	Unrealized Appreciation (Depreciation)

United States Dollar	Canadian Dollar	BNP Paribas N.A.	12/16/20	1,052,000	$789,157	$16,225

United States Dollar	Euro	Citibank N.A.	11/30/20	501,000	583,937	9,688

United States Dollar	Euro	HSBC Bank USA	12/16/20	1,672,000	1,949,642	29,579

						$55,492

At October 31, 2020, the Fund had the following future contracts outstanding.

Description	Number of Contracts	Notional Amount	Value	Expiration Date	Unrealized Appreciation (Depreciation)

Australian Government Bond (Long)	2	$200,000	$209,992	12/15/20	$2,837

Euro Bund (Short)	25	$(2,500,000)	$(5,129,706)	12/8/20	$(38,618)

Euro-O.A.T. (Short)	6	$(600,000)	$(1,188,915)	12/8/20	$(15,417)

					$(51,198)

At October 31, 2020, the Fund had the following centrally cleared interest rate swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Receive Fixed rate 1.430% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	8/28/29	$1,790,000	$98,707	$-	$98,707

Pay Fixed rate 0.836% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	3/20/30	745,000	113	-	113

Pay Fixed rate 0.780% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	4/14/30	15,240,000	88,448	(168,331)	256,779

Receive Fixed rate 0.482% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	4/1/25	760,000	3,128	-	3,128

Receive Fixed rate 0.480% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	4/7/25	1,145,000	4,555	-	4,555

Pay Fixed rate 0.410% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	6/17/25	1,925,000	(75)	(808)	733

Pay Fixed rate 1.090% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	9/16/40	1,305,000	32,786	(7,998)	40,784

Receive Fixed rate 0.560% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	9/16/27	7,124,000	(32,746)	33,693	(66,439)

Receive Fixed rate 0.280% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	9/16/25	750,000	(5,593)	(1,641)	(3,952)

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Pay Fixed rate 0.750% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	12/16/30	2,990,000	42,889	(7,546)	50,435

Receive Fixed rate 0.840% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	9/16/35	672,000	(25,140)	(6,797)	(18,343)

Receive Fixed rate 1.090% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	12/16/50	645,000	(35,941)	(6,965)	(28,976)

Receive Fixed rate 1.220% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	12/16/50	363,000	(7,881)	325	(8,206)

					$(166,068)	$329,318

Abbreviations

LCH — London Clearing House

See Notes to Portfolio of Investments

Domini Impact Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2020 (Unaudited)

1.ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Impact Bond Fund (the “Fund”) is a series of the Domini Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”. The Fund offers Investor Shares, Institutional Shares and Class Y shares. Institutional shares and Class Y shares were not offered prior to November 30, 2011, and June 15, 2018, respectively. As of October 31, 2020, the Class Y shares of the Bond Fund had not yet commenced operations. Each class of shares is sold at its offering price, which is net asset value. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, and fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Class Y shares may only be purchased through omnibus accounts held on the books of the Fund for financial intermediaries that have been approved by the Funds’ distributor. Each class of shares has identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Institutional shares are not subject to distribution fees. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations of sufficient credit quality (maturing in 60 days or less) are valued at amor-tized cost,which constitutes fair value as determined by the Board of Trustees of the Fund. Securities (other than short-term obligations with remain-ing maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

The Fund follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31,2020, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Assets:

Long Term Investments in Securities:

Mortgage Backed Securities	$-	$94,940,353	$-	$94,940,353

Corporate Bonds and Notes	-	74,232,282	-	74,232,282

Municipal Bonds	-	27,774,540	-	27,774,540

U.S. Government Agency Obligations	-	15,194,207	-	15,194,207

Senior Floating Rate Interests	-	7,027,082	-	7,027,082

Foreign Government & Agency Securities	-	3,254,752	-	3,254,752

Domini Impact Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

October 31, 2020 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Asset Backed Securities	-	1,034,094	-	1,034,094

Certificates of Deposit	-	517,444	-	517,444

Total Long Term Investments	$-	$223,974,754	$-	$223,974,754

Short Term Investments in Securities:

U.S. Government Agency Obligations	-	20,597,873	-	20,597,873

Total Short Term Investments	$-	$20,597,873	$-	$20,597,873

Total Investment in Securities	$-	$244,572,627	$-	$244,572,627

Other Financial Instruments:

Forward Currency Contracts	-	55,492	-	55,492

Futures		2,837	-	2,837

Interest Rate Swap - CCP	-	455,234	-	455,234

Total Other Financial Instruments	$-	$513,563	$-	$513,563

Liabilities:

Other Financial Instruments:

Futures	-	(54,035)	-	(54,035)

Interest Rate Swap - CCP	-	(125,916)	-	(125,916)

Total Other Financial Instruments	$-	$(179,951)	$-	$(179,951)